Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Land	$ 57	$ 55
Buildings	527	523
Leasehold and land improvements	1,314	1,245
Cable and wire	1,996	1,884
Network and switching equipment	2,507	2,423
Cell site equipment	3,708	3,460
Office furniture and equipment	387	378
Other operating assets and equipment	174	193
System development	1,604	1,486
Work in process	590	427
Total property, plant and equipment, gross	12,864	12,074
Accumulated depreciation and amortization	(9,337)	(8,728)
Property, plant and equipment, net	3,527	3,346
Depreciation and amortization expense	890	839	$ 817
(Gain) loss on asset disposals, net	$ 12	$ 9	$ 21
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Useful life	40 years
Leasehold and land improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
Leasehold and land improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life	30 years
Cable and wire | Minimum
Property, Plant and Equipment [Line Items]
Useful life	15 years
Cable and wire | Maximum
Property, Plant and Equipment [Line Items]
Useful life	35 years
Network and switching equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Network and switching equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	13 years
Cell site equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	7 years
Cell site equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	25 years
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years
Other operating assets and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Other operating assets and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	12 years
System development | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
System development | Maximum
Property, Plant and Equipment [Line Items]
Useful life	7 years